Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2016
Asset Retirement Obligation Disclosure [Abstract]
Schedule of changes in Company's asset retirement obligations
The following table summarizes the changes in the Company’s asset retirement obligations for the years ended December 31, 2016 and 2015 (in thousands).

	Year Ended December 31,
	2016	2015
Beginning asset retirement obligations	$15,420	$11,951
Liabilities incurred during period	1,791	4,508
Liabilities settled during period	(375)	(588)
Revisions in estimated cash flows	2,622	(1,185)
Accretion expense	1,182	734
Ending asset retirement obligations	20,640	15,420
Less: current asset retirement obligations (1)	(915)	(254)
Long-term asset retirement obligations	$19,725	$15,166

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(1)	Included in accrued liabilities in the Company’s consolidated balance sheets at December 31, 2016 and 2015.